Clipper Fund 2002 Performance Results

Data as of August 30, 2002

	Clipper	S&P 500
Jan 31	0.59%	-1.46%
Feb 28	1.26%	-1.93%
Mar 31	3.77%	3.76%
1st Qtr.	5.70%	0.28%
Apr 30	-1.13%	-6.06%
May 31	2.15%	-0.74%
Jun 30	-7.13%	-7.12%
2nd Qtr.	-6.21%	-13.40%
Jul 31	-1.73%	-7.80%
Aug 31	4.02%	0.66%
Sep 30
3rd Qtr.	2.22%	-7.19%
Oct 31
Nov 30
Dec 31
4th Qtr.	0.00%	0.00%
YTD	1.34%	-19.40%

Trailing Returns 08/31/02
1 yr	7.37%	-17.99%
3 yr	14.18%	-10.31%
5 yr	14.38%	1.74%
7 yr	17.93%	8.93%
10 yr	17.10%	10.38%
Incep.	16.53%	13.01%

2001 Year End Distribution
Record Date	12/19/2001
Ex/Re-invest Date	12/21/2001
Pay Date	12/26/2001
Re-Invest NAV	$82.87
NOI	$1.07657
STCG	$1.84702
LTCG	$0.89914
Total	$3.82273

Historical Risk Analysis
	Clipper	S&P 500
Std Dev	12.17	15.54
Beta	0.58	1.00
R2	0.54	1.00

Mo.-End	NAV's	Net Assets	Shares
Dec 01	83.53	$2,685,130,618	32,143,926.699
Jan	84.02	$3,004,594,626	35,762,472.861
Feb	85.08	$3,333,479,997	39,179,725.277
Mar	88.29	$3,908,747,952	44,271,578.362
Apr	87.29	$4,255,954,768	48,754,880.659
May	89.17	$4,615,392,825	51,759,925.103
Jun	82.81	$4,358,507,674	52,630,277.176
Jul	81.38	$4,300,127,808	52,838,990.044
Aug	84.65	$4,840,071,306	57,175,198.543
Sep
Oct
Nov
Dec
High	89.96	04/10/02
Low	72.66	07/23/02

	TOP TEN EQUITIES AS OF 06/30/02
1	Tyco International Ltd.	8.5
2	Freddie Mac	6.9
3	Fannie Mae	4.9
4	Philip Morris Companies Inc.	4.7
5	McDonald's Corporation	4.0
6	American Express Company	3.8
7	Equity Residential	3.4
8	The Interpublic Group of Companies, Inc.	3.2
9	UST Inc.	3.1
10	Kraft Foods Inc. Class A	3.0
	TOP TEN SECTORS AS OF 06/30/02
1	Food & Tobacco	17.5
2	Mortgage Finance	13.8
3	Industrial & Electrical Equipment	9.7
4	Real Estate Investments	9.7
5	Retailers	6.1
6	Insurance & Financial Services	4.7
7	Advertising	3.2
8	Special Situations & Other	3.2

		Month of August
	NAV	YTD %	Assets(M)
1-Aug	$80.50	-3.63%	$4,253.5
2-Aug	$79.48	-4.85%	$4,201.6
5-Aug	$77.50	-7.22%	$4,103.0
6-Aug	$77.88	-6.76%	$4,121.7
7-Aug	$78.98	-5.45%	$4,190.7
8-Aug	$80.50	-3.63%	$4,281.2
9-Aug	$81.10	-2.91%	$4,325.5
12-Aug	$81.12	-2.89%	$4,340.9
13-Aug	$79.99	-4.24%	$4,291.9
14-Aug	$82.11	-1.70%	$4,415.3
15-Aug	$83.52	-0.01%	$4,506.3
16-Aug	$83.47	-0.07%	$4,528.9
19-Aug	$85.31	2.13%	$4,653.6
20-Aug	$85.16	1.95%	$4,691.4
21-Aug	$86.36	3.39%	$4,784.0
22-Aug	$87.08	4.25%	$4,843.7
23-Aug	$85.63	2.51%	$4,815.7
26-Aug	$86.01	2.97%	$4,870.6
27-Aug	$85.59	2.47%	$4,863.0
28-Aug	$84.64	1.33%	$4,827.3
29-Aug	$84.61	1.29%	$4,826.9
30-Aug	$84.66	1.35%	$4,835.3

Ticker:	CFIMX
CUSIP:	188850-10-1
12 B-1 Fee:	None
Management Fee	1.00%
01 Expense Ratio:
Net of Expense Reduction	1.08%
Gross of Expense Reduction	1.12%
01 Distribution Yield	4.44%
01 Turnover Rate	23.40%
01 Total return	10.26%

P/A Composition
As of 08/31/02
Cash & Accruals	6%
Zero Coupon Government Bonds	0%
Short Term Notes	7%
Stocks	87%
Total	100%

Portfolio Characteristics
P/E IBES	12.8	Avg Wtd Mkt Cap ($Bil)	29.302
P/B Ratio	3.6	Med Mkt Cap ($Bil)	9.558
EPS Growth (L2)	18.5	SEC Yield	1.08%
Sales Growth	18.1	Number of Stocks	34
Payout Ratio	91.3	# of Accounts	26,633

FOR INFORMATIONAL PURPOSES ONLY

These returns assume redemption at the end of each period and the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original value. For comparison purposes, the S&P 500 Index is an unmanaged index of 500 companies widely recognized as representative of the equity market in general. A prospectus containing more information, including charges and expenses, may be obtained from the Fund by calling (800)776-5033. Please read the prospectus carefully before investing.